Financial risk management (Tables)	9 Months Ended
Sep. 30, 2025
Financial Risk Management
Schedule of amount receivable	Amounts receivable consist of:
	September 30,	December 31,
	2025	2024

Trade receivables	$447	$3,265
Other miscellaneous receivables	93	102
	$540	$3,367

Schedule of Trade receivables	Trade receivables by geography consist of:
	September 30,	December 31,
	2025	2024

United States	$152	$154
Europe	277	338
Asia/Pacific	18	2,773
	$447	$3,265

Schedule of aging of company’s trade receivables	An aging of the Company’s trade receivables are as follows:
	September 30,	December 31,
	2025	2024

Current	$388	$3,236
31-60 days	6	29
61-90 days	33	-
Over 91 days	20	-
	$447	$3,265